LEASES AND SIMILAR ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of recognised finance lease as assets by lessee [abstract]
Disclosure of recognised finance lease as assets by lessee [text block]
	Thousands of U.S. dollars
	Net carrying amount of asset
	2019	2020

Furniture, tools and other tangible assets	6,512	9,518
Plant and machinery	495	-
Buildings	174,557	128,324
Total	181,564	137,842

Assets	January1, 2019	Additions/(Disposals)	Reclassification between PPEQ and right-of-use assets	Translationdifference	December31, 2019

Right-of-use assets	208,526	49,261	24,427	(28,790)	253,424
(-) Accumulated depreciation	(18,629)	(53,507)	(18,629)	18,905	(71,860)
	189,897	(4,246)	5,798	(9,885)	181,564

Assets	December31, 2019	Additions/(Disposals)	Reclassification between PPEQ and right-of-use assets	Translationdifference	December31, 2020

Right-of-use assets	253,424	32,723	(1,331)	(47,165)	237,651
(-) Accumulated depreciation	(71,860)	(47,256)	3,401	15,906	(99,809)
	181,564	(14,533)	2,070	(31,259)	137,842